RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]

The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	108,121	18,358	89,763
Series 10	92,376	11,657	80,719
Series 11	118,632	31,946	86,686
Series 12	123,035	59,562	63,473
Series 14	277,720	86,182	191,538
	$719,884	$207,705	$512,179

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	170,445	71,320	99,125
Series 10	96,512	14,331	82,181
Series 11	118,638	19,906	98,732
Series 12	130,524	19,730	110,794
Series 14	341,848	66,083	275,765
	$857,967	$191,370	$666,597

Schedule of Management Fees Paid [Table Text Block]

The partnership management fees paid by the Partnership for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	$-	$-
Series 9	390,944	85,000
Series 10	415,000	-
Series 11	50,000	300,000
Series 12	160,100	300,000
Series 14	188,214	550,000
TOTAL	$1,204,258	$1,235,000

Schedule Of Advances From Affiliate [Table Text Block]

The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

Schedule Of General Administrative [Table Text Block]

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2013 and 2012 charged to each series’ operations are as follows:

	2013	2012
Series 7	$-	$-
Series 9	17,097	12,132
Series 10	15,830	10,600
Series 11	15,498	10,346
Series 12	17,492	11,703
Series 14	24,620	16,871
TOTAL	$90,537	$61,652